Remuneration System for the Management Board and Employees of the Group (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Of Development of Stock Options
The table below shows the development of the stock option plans in the financial year 2021.

	April 2017 Stock Option Plan	April 2018 Stock Option Plan	April 2019 Stock Option Plan	October 2019 Stock Option Plan	April 2020 Stock Option Plan
Outstanding on January 1, 2021	72,650	64,255	73,183	57,078	107,042
Granted	0	0	0	0	0
Exercised	(4,345)	0	0	0	0
Forfeited	0	(1,109)	(3,512)	0	(6,692)
Expired	0	0	0	0	0
Outstanding on December 31, 2021	68,305	63,146	69,671	57,078	100,350
Exercisable on December 31, 2021	68,305	0	0	0	0
Weighted-average Exercise Price (€)	55.52	81.04	87.86	106.16	93.66

Summary of Fair Value of Stock Options	The parameters and fair value of each program are listed in the table below.

	April 2018 Stock Option Plan	April 2019 Stock Option Plan	October 2019 Stock Option Plan	April 2020 Stock Option Plan
Share Price on Grant Date in €	81.05	85.00	98.10	94.90
Exercise Price in €	81.04	87.86	106.16	93.66
Expected Volatility of the MorphoSys share in %	35.95	37.76	38.02	39.86
Expected Volatility of the Nasdaq Biotech Index in %	25.10	18.61	18.17	25.32
Expected Volatility of the TecDAX Index in %	17.73	26.46	24.82	20.48
Performance Term of Program in Years	4.0	4.0	4.0	4.0
Dividend Yield in %	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	between 0.02 and 0.15	between 0.02 and 0.13	between 0.0 and 0.02	between -0.55 and -0.83
Fair Value on Grant Date in €	30.43	31.81	35.04	38.20

Summary of Development of the LTI plans
The table below shows the development of the LTI plans in the financial year 2021.

	April 2017 Long-Term Incentive Program	April 2018 Long-Term Incentive Program	April 2019 Long-Term Incentive Program
Outstanding on January 1, 2021	29,838	19,371	21,783
Granted	0	0	0
Adjustment due to Performance Criteria	16,053	0	0
Exercised	(45,891)	0	0
Forfeited	0	(794)	(1,796)
Expired	0	0	0
Outstanding on December 31, 2021	0	18,577	19,987
Exercisable on December 31, 2021	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a

Summary of Fair Value of LTI Plans	The parameters and the fair value of each program are listed in the table below.

	April 2018 Long-Term Incentive Program	April 2019 Long-Term Incentive Program
Share Price on Grant Date in €	81.05	85.00
Exercise Price in €	n/a	n/a
Expected Volatility of the MorphoSys share in %	35.95	37.76
Expected Volatility of the Nasdaq Biotech Index in %	25.10	18.61
Expected Volatility of the TecDAX Index in %	17.73	26.46
Performance Term of Program in Years	4.0	4.0
Dividend Yield in %	n/a	n/a
Risk-free Interest Rate in %	between 0.02 and 0.15	between 0.02 and 0.13
Fair Value on Grant Date in €	103.58	106.85

Summary of Development of Performance Share Unit Programs
The table below shows the development of the performance share unit programs in the financial year 2021.

	April 2020 Performance Share Unit Program	June 2020 Performance Share Unit Program	April 2021 Performance Share Unit Program	October 2021 Performance Share Unit Program
Outstanding on January 1, 2021	27,494	8,361	0	0
Granted	0	0	122,005	11,209
Exercised	0	0	0	0
Forfeited	(1,715)	0	(10,419)	0
Expired	0	0	0	0
Outstanding on December 31, 2021	25,779	8,361	111,586	11,209
Exercisable on December 31, 2021	0	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a	n/a

Summary of Fair Value of Performance Shares Units	The parameters and the fair value of each program are listed in the table below.

	April 2020 Performance Share Unit Program	June 2020 Performance Share Unit Program	April 2021 Performance Share Unit Program	October 2021 Performance Share Unit Program
Share Price in € on December 31, 2021	33.35	33.35	33.35	33.35
Exercise Price in €	n/a	n/a	n/a	n/a
Expected Volatility of the MorphoSys share in %	41.71	40.44	45.99	44.34
Expected Volatility of the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index in %	22.79	22.22	21.43	20.92
Remaining Performance Term of Program in Years	2.25	2.42	3.25	3.75
Dividend Yield in %	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	-0.65	-0.65	-0.65	-0.59
Fair Value on December 31, 2021, in €	2.52	4.10	11.82	19.88

Summary of Development of Performance Shares under Morphosys US
The table below shows the development of the performance shares under the MorphoSys US Inc. 2019 LTI Plan in the financial year 2021.

MorphoSys US Inc. - 2019 Long-Term Incentive Program
Outstanding on January 1, 2021	9,118
Granted	0
Exercised	(2,369)
Forfeited	(4,041)
Expired	0
Outstanding on December 31, 2021	2,708
Exercisable on December 31, 2021	0
Weighted-average Exercise Price (€)	n/a

Summary of Development of RSU Plans
The table below shows the development of the performance shares under the MorphoSys US Inc. RSU Plans in the financial year 2021.

	MorphoSys US Inc. – October 2019 Restricted Stock Unit Plan	MorphoSys US Inc. – April 2020 Restricted Stock Unit Plan	MorphoSys US Inc. – October 2020 Restricted Stock Unit Plan	MorphoSys US Inc. – April 2021 Restricted Stock Unit Plan	MorphoSys US Inc. – October 2021 Restricted Stock Unit Plan
Outstanding on January 1, 2021	12,717	39,770	7,678	0	0
Granted	0	0	0	67,724	36,827
Exercised	0	0	0	0	0
Forfeited	(6,380)	(19,264)	(1,846)	(24,728)	(2,492)
Expired	0	0	0	0	0
Outstanding on December 31, 2021	6,337	20,506	5,832	42,996	34,335
Exercisable on December 31, 2021	0	0	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a	n/a	n/a

Summary of Development of Stock Options Plans, Constellation
The table below shows the development of the stock options plans in the financial year 2021.

Constellation - October 2021 Stock Option Plan
Outstanding on January 1, 2021	0
Granted	323,534
Exercised	0
Forfeited	(29,941)
Expired	0
Outstanding on December 31, 2021	293,593
Exercisable on December 31, 2021	0
Weighted-average Exercise Price (€)	44.91

Summary of Fair Value of Stock Options Plans, Constellation	The parameters and fair value of each program are listed in the table below.

Constellation - October 2021 Stock Option Plan
Share Price on Grant Date in €	40.75
Exercise Price in €	44.91
Expected Volatility of the MorphoSys share in %	40.51
Expected Volatility of the Nasdaq Biotech Index in %	24.95
Expected Volatility of the TecDAX Index in %	22.17
Performance Term of Program in Years	4.0
Dividend Yield in %	n/a
Risk-free Interest Rate in %	between (0.70) and (0.22)
Fair Value on Grant Date in €	16.67

Summary of Shares of Related Parties

Shares
	1/1/2021	Additions	Sales	12/31/2021
Management Board
Jean-Paul Kress, M.D.	0	0	0	0
Sung Lee [1]	—	2,250	0	2,250
Malte Peters, M.D.	3,313	4,143	0	7,456
Roland Wandeler, Ph.D. [2]	0	0	0	0
Total	3,313	6,393	0	9,706
Supervisory Board
Marc Cluzel, M.D., Ph.D	750	250	0	1,000
Michael Brosnan	0	5,000	0	5,000
Sharon Curran	0	0	0	0
George Golumbeski, Ph.D.	0	0	0	0
Wendy Johnson	500	63	0	563
Krisja Vermeylen	350	650	0	1,000
Total	1,600	5,963	0	7,563

Summary of Stock Options of Related Parties

Stock Options
	1/1/2021	Additions	Forfeitures	Exercises	12/31/2021
Management Board
Jean-Paul Kress, M.D.	81,989	0	0	0	81,989
Sung Lee [1]	—	0	0	0	0
Malte Peters, M.D.	33,110	0	0	0	33,110
Roland Wandeler, Ph.D. [2]	0	0	0	0	0
Total	115,099	0	0	0	115,099

Summary of Performance Shares of Related Parties

Performance Shares
	1/1/2021	Additions	Adjustment due to Performance Criteria [3]	Forfeitures	Allocations [4]	12/31/2021
Management Board
Jean-Paul Kress, M.D.	0	0	0	0	0	0
Sung Lee [1]	—	0	0	0	0	0
Malte Peters, M.D.	9,047	0	(1,799)	0	(4,143)	3,105
Roland Wandeler, Ph.D. [2]	0	0	0	0	0	0
Total	9,047	0	(1,799)	0	(4,143)	3,105
[1] Sung Lee joined the Management Board of MorphoSys AG effective February 2, 2021.
[2] Roland Wandeler, Ph.D., resigned as a member of the Management Board with effect from the end of December 31, 2021.
[3] Adjustment due to established performance criteria. For performance criteria that have not yet been met, a target achievement of 100% is assumed.
[4] Allocations are made as soon as performance shares are transferred within the six-month exercise period after the end of the four-year waiting period.

Summary Of Remuneration of Key Management Personnel
The total compensation for key management personnel in 2021 and 2020 was as follows.

in 000' €	2021	2020
Total Short-Term Employee Benefits	7,336,167	7,261,119
Total Post-Employment Benefits	443,372	424,300
Total Termination Benefits	806,297	2,443,409
Total Share-Based Payment	4,278,500	4,125,979
Total Compensation	12,864,336	14,254,807

Summary of Remuneration of Supervisory Board

	Fixed Compensation		Attendance Fees		Total Compensation
in €	2021	2020	2021	2020	2021	2020
Marc Cluzel, M.D., Ph.D	104,210	104,210	60,800	56,400	165,010	160,610
Michael Brosnan	57,284	57,284	31,800	28,400	89,084	85,684
Sharon Curran	45,284	45,284	29,400	30,000	74,684	75,284
George Golumbeski, Ph.D.	70,926	65,345	31,200	30,800	102,126	96,145
Wendy Johnson	51,284	49,579	44,800	39,200	96,084	88,779
Krisja Vermeylen	57,284	57,284	41,600	38,400	98,884	95,684
Frank Morich, M.D. [2]	—	19,766	—	12,800	—	32,566
Total	386,272	398,752	239,600	236,000	625,872	634,752
[1] The attendance fee contains expense allowances for the attendance at the Supervisory Board and the Committee meetings. 2 Frank Morich, M.D. resigned as a member of the Supervisory Board with effect from the end of April 11, 2020.